EMPLOYEE BENEFIT PLANS - Impact of Change to Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (13)
Percentage of reasonably possible decrease in actuarial assumption		0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 14
Compensation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (3)
Future life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (4)
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible decrease in actuarial assumption		1 year
Retirement age
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 0
Duration of reasonably possible increase in actuarial assumption	1 year
Duration of reasonably possible decrease in actuarial assumption		1 year